Condensed Consolidated Interim Statements of Changes in Shareholder Equity - USD ($)	Number of shares	Share capital	Warrant reserve	Options Reserve	Reserves	Accumulated Deficit	Total
Balance at Mar. 31, 2024		$ 46,125,397			$ 361,057	$ (57,458,994)	$ (10,972,540)
Balance (in Shares) at Mar. 31, 2024	22,402
Issuance of shares to third party advisors		$ 241,379					241,379
Issuance of shares to third party advisors (in Shares)	586	586
Issuance of shares for convertible note		$ 4,129,524					4,129,524
Issuance of shares for convertible note (in Shares)	19,209
Issuance of shares for ELOC, net of issuance costs		1,721,636					1,721,636
Issuance of shares for ELOC, net of issuance costs (in Shares)	23,830
Issuance of shares for warrant exchange		192,060					192,060
Issuance of shares for warrant exchange (in Shares)	1,104
Issuance of shares for promissory notes		530,692					530,692
Issuance of shares for promissory notes (in Shares)	8,878
Issuance of warrants			42,528				42,528
Net profit (loss) for the year						2,960,655	2,960,655
Other comprehensive loss					(101,040)		(101,040)
Balance at Sep. 30, 2024		52,940,688	42,528		260,017	(54,498,339)	(1,255,106)
Balance (in Shares) at Sep. 30, 2024	76,009
Balance at Mar. 31, 2025		61,752,305	1,065,705		351,198	(56,447,204)	6,722,004
Balance (in Shares) at Mar. 31, 2025	568,021
Issuance of shares to third party advisors		$ 60,000					60,000
Issuance of shares to third party advisors (in Shares)	15,242	15,242
Issuance of shares for ELOC, net of issuance costs		$ 7,055,421					7,055,421
Issuance of shares for ELOC, net of issuance costs (in Shares)	1,283,950
Share based compensation				26,329			26,329
Exercise of RSU’s		16,884		(16,884)
Exercise of RSU’s (in Shares)	4,838
Net profit (loss) for the year						(1,992,732)	(1,992,732)
Other comprehensive loss					(3,945)		(3,945)
Balance at Sep. 30, 2025		$ 68,884,610	$ 1,065,705	$ 9,445	$ 347,253	$ (58,439,936)	$ 11,867,077
Balance (in Shares) at Sep. 30, 2025	1,872,051